Distribution Date:	03/12/26	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	03/06/26
Next Distribution Date:	04/10/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	15	Representations Reviewer
Historical Detail	16		David Rodgers	(212) 230-9025
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
Specially Serviced Loan Detail - Part 1	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20-21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22
		Controlling Class	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	23	Representative
Historical Bond / Collateral Loss Reconciliation Detail	24		-
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	2,832,882.48	771,855.98	6,189.85	0.00	0.00	778,045.83	2,061,026.50	39.87%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	68,789,075.00	4,399,127.24	140,960.28	0.00	0.00	4,540,087.52	64,389,947.76	39.87%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	207,191,000.00	0.00	470,323.57	0.00	0.00	470,323.57	207,191,000.00	39.87%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	23.64%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	67,486.73	0.00	0.00	67,486.73	31,644,000.00	16.69%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	0.00	0.00	0.00	0.00	28,129,000.00	10.51%	11.00%
D	12514MAL9	2.794568%	31,645,000.00	31,645,000.00	0.00	0.00	0.00	0.00	0.00	31,645,000.00	3.56%	6.50%
E	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	0.00	0.00	0.00	0.00	15,823,000.00	0.08%	4.25%
F*	12514MAQ8	2.550000%	6,153,000.00	596,855.21	0.00	0.00	0.00	236,912.39	0.00	359,942.82	0.00%	3.38%
G	12514MAS4	2.550000%	23,733,985.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	460,489,812.69	5,170,983.22	865,004.53	0.00	236,912.39	6,035,987.75	455,081,917.08

X-A	12514MBD6	1.330784%	566,092,000.00	352,651,957.48	0.00	391,086.32	0.00	0.00	391,086.32	347,480,974.26
X-B	12514MAA3	0.706858%	59,773,000.00	59,773,000.00	0.00	35,209.16	0.00	0.00	35,209.16	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.494568%	15,823,000.00	15,823,000.00	0.00	19,707.13	0.00	0.00	19,707.13	15,823,000.00
X-E	12514MAG0	1.494568%	6,153,000.00	596,855.21	0.00	743.37	0.00	0.00	743.37	359,942.82
X-F	12514MAJ4	4.044568%	23,733,985.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			703,219,985.00	460,489,812.69	0.00	479,709.52	0.00	0.00	479,709.52	455,081,917.08

Deal Distribution Total					5,170,983.22	1,344,714.05	0.00	236,912.39	6,515,697.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	61.27005969	16.69383121	0.13387512	0.00000000	0.00000000	0.00000000	0.00000000	16.82770633	44.57622848
A-3	12514MBB0	409.45877976	26.18528119	0.83904929	0.00000000	0.00000000	0.00000000	0.00000000	27.02433048	383.27349857
A-4	12514MBC8	1,000.00000000	0.00000000	2.27000000	0.00000000	0.00000000	0.00000000	0.00000000	2.27000000	1,000.00000000
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	2.13268645	0.43148022	1.37862754	0.00000000	0.00000000	2.13268645	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	0.00000000	3.02583348	37.65048455	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	0.00000000	2.32880708	51.98994407	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	0.00000000	2.12500032	57.80396827	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12514MAQ8	97.00230944	0.00000000	0.00000000	0.20613034	58.19894360	0.00000000	38.50355761	0.00000000	58.49875183
G	12514MAS4	0.00000000	0.00000000	0.00000000	0.00000000	92.77337076	0.00000000	0.00000000	0.00000000	0.00000000
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	622.95873724	0.00000000	0.69085294	0.00000000	0.00000000	0.00000000	0.00000000	0.69085294	613.82420925
X-B	12514MAA3	1,000.00000000	0.00000000	0.58904790	0.00000000	0.00000000	0.00000000	0.00000000	0.58904790	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.24547368	0.00000000	0.00000000	0.00000000	0.00000000	1.24547368	1,000.00000000
X-E	12514MAG0	97.00230944	0.00000000	0.12081424	0.00000000	0.00000000	0.00000000	0.00000000	0.12081424	58.49875183
X-F	12514MAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	6,189.85	0.00	6,189.85	0.00	0.00	0.00	6,189.85	0.00
A-3	02/01/26 - 02/28/26	30	0.00	140,960.28	0.00	140,960.28	0.00	0.00	0.00	140,960.28	0.00
A-4	02/01/26 - 02/28/26	30	0.00	470,323.57	0.00	470,323.57	0.00	0.00	0.00	470,323.57	0.00
X-A	02/01/26 - 02/28/26	30	0.00	391,086.32	0.00	391,086.32	0.00	0.00	0.00	391,086.32	0.00
A-M	02/01/26 - 02/28/26	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	02/01/26 - 02/28/26	30	0.00	35,209.16	0.00	35,209.16	0.00	0.00	0.00	35,209.16	0.00
X-C	02/01/26 - 02/28/26	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	02/01/26 - 02/28/26	30	0.00	19,707.13	0.00	19,707.13	0.00	0.00	0.00	19,707.13	0.00
X-E	02/01/26 - 02/28/26	30	0.00	743.37	0.00	743.37	0.00	0.00	0.00	743.37	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	02/01/26 - 02/28/26	30	29,971.53	81,140.49	0.00	81,140.49	13,653.76	0.00	0.00	67,486.73	43,625.29
C	02/01/26 - 02/28/26	30	973,956.81	85,113.67	0.00	85,113.67	85,113.67	0.00	0.00	0.00	1,059,070.48
D	02/01/26 - 02/28/26	30	1,571,526.68	73,695.10	0.00	73,695.10	73,695.10	0.00	0.00	0.00	1,645,221.78
E	02/01/26 - 02/28/26	30	881,008.31	33,623.88	0.00	33,623.88	33,623.88	0.00	0.00	0.00	914,632.19
F	02/01/26 - 02/28/26	30	356,829.78	1,268.32	0.00	1,268.32	1,268.32	0.00	0.00	0.00	358,098.10
G	N/A	N/A	2,201,881.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,201,881.79
Totals			6,015,174.90	1,552,068.78	0.00	1,552,068.78	207,354.73	0.00	0.00	1,344,714.05	6,222,529.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	6,515,697.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,453,685.33	Master Servicing Fee	2,537.97
Interest Reductions due to Nonrecoverability Determination	(158,386.67)	Certificate Administration Fee	3,044.35
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	179.08
ARD Interest	0.00	Operating Advisor Fee	1,101.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	105,421.73
Total Interest Collected	1,400,720.39	Total Fees	6,863.32

Principal		Expenses/Reimbursements
Scheduled Principal	760,677.71	Reimbursement for Interest on Advances	5.55
Unscheduled Principal Collections		ASER Amount	29,658.73
Principal Prepayments	4,647,217.90	Special Servicing Fees (Monthly)	19,478.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	236,912.39
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,407,895.61	Total Expenses/Reimbursements	286,055.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,344,714.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,170,983.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,515,697.27
Total Funds Collected	6,808,616.00	Total Funds Distributed	6,808,615.99

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	460,489,812.69	460,489,812.69	Beginning Certificate Balance	460,489,812.69
(-) Scheduled Principal Collections	760,677.71	760,677.71	(-) Principal Distributions	5,170,983.22
(-) Unscheduled Principal Collections	4,647,217.90	4,647,217.90	(-) Realized Losses	236,912.39
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	236,912.39
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	455,081,917.08	455,081,917.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	460,797,182.31	460,797,182.31	Ending Certificate Balance	455,081,917.08
Ending Actual Collateral Balance	455,356,082.38	455,356,082.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	9,422,358.91	0.00	UC / (OC) Change	0.00
Current Period Advances	236,912.39	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,659,271.30	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP
	7,499,999 or less	5	29,897,471.50	6.57%	5	4.1075	0.690298	1.39 or less	10	133,058,882.47	29.24%	3	4.1407	0.025960
7,500,000 to 14,999,999		5	45,861,795.45	10.08%	3	4.4950	1.117945	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		5	103,057,456.87	22.65%	2	4.1479	0.137432	1.45 to 1.54	1	5,846,852.63	1.28%	5	4.7000	1.470000
25,000,000 to 49,999,999		3	115,551,728.22	25.39%	0	4.1833	2.228656	1.55 to 1.99	4	117,721,653.04	25.87%	4	4.1280	1.780986
	50,000,000 or greater	2	121,831,870.34	26.77%	5	3.4623	2.845732	2.00 to 2.49	2	54,312,885.11	11.93%	(5)	4.5651	2.052763
	Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272	2.50 to 2.87	2	40,260,049.13	8.85%	5	3.8591	2.686218
								2.88 or greater	1	65,000,000.00	14.28%	5	2.9833	3.830000
								Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	38,881,594.70	8.54%	4	4.7074	NAP
							Defeased	8	38,881,594.70	8.54%	4	4.7074	NAP
Arizona	1	1,936,665.03	0.43%	5	3.7200	2.700000
							Lodging	3	42,458,597.59	9.33%	1	4.8997	0.547358
California	4	91,920,428.83	20.20%	5	3.8012	(0.137761)
							Mixed Use	1	60,000,000.00	13.18%	5	3.3940	(0.590000)
Florida	7	13,794,389.04	3.03%	5	4.1259	2.659776
							Multi-Family	2	13,708,472.53	3.01%	4	4.4706	1.779683
Georgia	4	59,793,459.03	13.14%	5	3.9956	1.768540
							Office	5	211,576,850.82	46.49%	2	3.8593	2.453116
Hawaii	1	9,907,142.81	2.18%	(2)	4.6900	0.600000
							Retail	8	53,240,536.01	11.70%	1	4.5289	1.201269
Idaho	1	1,634,847.17	0.36%	5	3.7200	2.700000
							Self Storage	23	35,215,865.40	7.74%	5	3.7200	2.700000
Illinois	1	46,451,265.21	10.21%	(7)	4.6100	2.060000
							Totals	50	455,081,917.08	100.00%	3	4.0535	1.637272
Iowa	1	797,302.47	0.18%	5	3.7200	2.700000

Maryland	2	3,322,512.18	0.73%	5	3.7200	2.700000

Minnesota	1	1,400,938.18	0.31%	5	3.7200	2.700000

Nevada	3	6,262,722.05	1.38%	5	3.7200	2.700000

New Jersey	3	5,935,752.99	1.30%	5	3.7200	2.700000

New York	6	84,741,643.20	18.62%	5	3.3549	3.127495

Ohio	1	19,841,057.17	4.36%	(2)	5.0500	0.380000

Oregon	1	18,653,795.58	4.10%	(1)	4.5200	1.700000

South Carolina	2	2,213,331.31	0.49%	5	3.7200	2.700000

Texas	3	47,593,070.11	10.46%	5	4.1925	1.915182

Totals	50	455,081,917.08	100.00%	3	4.0535	1.637272

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP
	4.4999% or less	11	273,141,025.36	60.02%	5	3.6274	1.863649	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	100,600,699.43	22.11%	(2)	4.6002	1.570758	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	42,458,597.59	9.33%	1	4.8997	0.547358	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	20	416,200,322.38	91.46%	3	3.9924	1.658573
								Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP
	60 months or less	20	416,200,322.38	91.46%	3	3.9924	1.658573	Interest Only	5	125,000,000.00	27.47%	5	3.1805	1.708400
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272	115 months or greater	15	291,200,322.38	63.99%	2	4.3409	1.637184
								Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	38,881,594.70	8.54%	4	4.7074	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	410,353,469.75	90.17%	3	3.9823	1.661259
	13 months to 24 months	1	5,846,852.63	1.28%	5	4.7000	1.470000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	455,081,917.08	100.00%	3	4.0535	1.637272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311335	OF	New York	NY	Actual/360	2.983%	150,824.07	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	03/06/26
2	30311342	OF	Alpharetta	GA	Actual/360	4.010%	177,667.19	133,027.60	0.00	N/A	08/06/26	--	56,964,897.94	56,831,870.34	03/06/26
3	30311336	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3a	30311337				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3b	30311338				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3c	30311339				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
4	30311334	OF	Chicago	IL	Actual/360	4.610%	166,553.59	0.00	0.00	N/A	08/06/25	08/06/27	46,451,265.21	46,451,265.21	03/06/26
5	30311292	SS	Various	Various	Actual/360	3.720%	102,314.38	146,248.02	0.00	08/06/26	08/06/36	--	35,362,113.45	35,215,865.43	03/06/26
7	30311343	OF	Frisco	TX	Actual/360	4.080%	107,827.41	94,628.92	0.00	N/A	08/01/26	--	33,979,226.50	33,884,597.58	03/01/26
11	30311348	LO	Columbus	OH	Actual/360	5.050%	78,112.18	46,060.58	0.00	N/A	01/06/26	--	19,887,117.75	19,841,057.17	03/06/26
12	30311344	RT	Troutdale	OR	Actual/360	4.520%	65,728.58	42,702.60	0.00	N/A	02/06/26	--	18,696,498.18	18,653,795.58	03/06/26
13	30311349	LO	San Leandro	CA	Actual/360	4.750%	65,074.12	40,689.88	0.00	N/A	07/06/26	--	17,614,046.60	17,573,356.72	03/06/26
16	30297463	MF	Augusta	GA	Actual/360	4.850%	48,402.78	33,389.45	0.00	N/A	07/06/26	--	12,831,371.35	12,797,981.90	03/06/26
17	30311351	RT	Various	NY	Actual/360	4.650%	37,456.70	24,166.18	0.00	N/A	07/06/26	--	10,356,691.69	10,332,525.51	05/06/25
18	30311352	RT	Lahaina	HI	Actual/360	4.690%	36,231.76	25,414.63	0.00	N/A	01/06/26	--	9,932,557.44	9,907,142.81	12/06/25
19	30297548	OF	Valhalla	NY	Actual/360	4.500%	33,020.28	25,248.53	0.00	N/A	08/06/26	--	9,434,366.22	9,409,117.69	03/06/26
21	30311354	RT	Novato	CA	Actual/360	4.250%	27,665.76	18,084.65	0.00	N/A	07/06/26	--	8,369,474.19	8,351,389.54	03/06/26
22	30311341	MF	Houston	TX	Actual/360	4.300%	26,352.74	17,938.25	0.00	N/A	07/06/26	--	7,879,558.15	7,861,619.90	03/06/26
23	30311345	OF	Portland	OR	Actual/360	4.400%	23,786.19	18,778.49	0.00	N/A	08/06/26	--	6,950,509.87	6,931,731.38	03/06/26
24	30311355	MF	Houston	TX	Actual/360	4.700%	21,429.77	15,393.51	0.00	N/A	08/06/26	--	5,862,246.14	5,846,852.63	03/06/26
25	30311328	RT	Rancho Cucamonga CA		Actual/360	4.470%	20,891.72	13,441.78	0.00	N/A	07/06/26	--	6,009,124.35	5,995,682.57	03/06/26
26	30297603	LO	Cocoa Beach	FL	Actual/360	4.830%	18,998.59	13,116.70	0.00	N/A	08/06/26	--	5,057,300.40	5,044,183.70	03/06/26
27	30311346	MF	New Orleans	LA	Actual/360	4.750%	18,025.84	12,751.35	0.00	N/A	08/06/26	--	4,879,175.15	4,866,423.80	03/06/26
28	30297382	LO	Eugene	OR	Actual/360	4.540%	16,409.84	4,647,217.90	0.00	N/A	07/06/26	--	4,647,217.90	0.00	03/06/26
29	30311329	SS	Various	TX	Actual/360	4.670%	14,948.09	10,893.72	0.00	N/A	07/06/26	--	4,115,410.83	4,104,517.11	03/06/26
30	30311356	MH	Englewood	FL	Actual/360	4.450%	13,040.12	10,130.94	0.00	N/A	08/06/26	--	3,767,610.69	3,757,479.75	03/06/26
31	30311330	RT	Emporia	VA	Actual/360	5.150%	13,940.57	8,801.42	0.00	N/A	07/06/26	--	3,480,308.38	3,471,506.96	03/06/26
32	30311357	OF	Summit Argo	IL	Actual/360	4.600%	10,596.39	9,770.51	0.00	N/A	08/01/26	--	2,961,724.31	2,951,953.80	03/01/26
Totals							1,295,298.66	5,407,895.61	0.00				460,489,812.69	455,081,917.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	116,049,300.00	106,316,200.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,797,662.00	6,942,461.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	18,531,352.81	400,515.89	0.00	0.00	0.00	94,672.74
3a	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	18,531,352.81	400,515.89	0.00	0.00	0.00	94,672.74
3b	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	5,131,106.80	110,897.97	0.00	0.00	0.00	23,909.17
3c	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	5,131,106.80	110,897.97	0.00	0.00	0.00	23,657.74
4	32,585,572.03	37,566,707.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,937,517.59	15,954,762.97	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,133,371.02	5,074,318.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	767,784.33	941,523.96	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,311,568.40	2,347,466.69	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	754,145.31	374,681.51	08/01/24	07/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,233,902.32	495,529.33	01/01/25	09/30/25	01/06/26	5,704,876.55	96,948.85	40,864.21	518,838.78	46,958.00	0.00
18	634,955.18	494,391.54	01/01/25	09/30/25	03/06/26	2,483,139.36	9,048.28	52,455.96	175,766.45	0.00	0.00
19	1,023,715.53	987,325.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	754,100.21	961,520.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,226,665.20	1,127,986.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	721,672.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	608,864.00	481,280.84	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	545,014.74	1,124,379.29	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	119,913,406.33	142,794,951.03				55,512,935.13	1,128,824.85	93,320.18	694,605.23	46,958.00	236,912.39

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
28	30297382	4,647,217.90	Payoff Prior to Maturity	0.00	0.00
Totals		4,647,217.90		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

							Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/26	0 0.00	0	0.00	5	70,332,525.51	0	0.00	5	79,841,057.17	1	18,653,795.58	0	0.00	1	4,647,217.90	4.053461%	4.033803%	3
02/12/26	0 0.00	0	0.00	5	70,356,691.69	0	0.00	4	60,000,000.00	0	0.00	0	0.00	1	30,000,000.00	4.058774%	4.039122%	4
01/12/26	0 0.00	0	0.00	5	70,376,764.28	0	0.00	4	60,000,000.00	1	14,718,616.63	0	0.00	2	43,000,000.00	3.991045%	3.970887%	5
12/12/25	0 0.00	0	0.00	5	70,396,756.81	0	0.00	4	60,000,000.00	1	14,748,162.81	0	0.00	0	0.00	4.008472%	3.988888%	6
11/13/25	0 0.00	0	0.00	5	70,418,009.90	4	60,000,000.00	1	0.00	0	0.00	0	0.00	1	0.00	4.008847%	3.989256%	7
10/10/25	0 0.00	0	0.00	6	84,430,486.89	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.028780%	4.009322%	8
09/12/25	0 0.00	0	0.00	6	84,451,581.41	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029115%	4.009651%	9
08/12/25	0 0.00	1	10,478,597.29	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029426%	4.009955%	10
07/11/25	0 0.00	0	0.00	6	84,490,832.64	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029734%	4.010258%	11
06/12/25	0 0.00	1	10,519,045.27	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030064%	4.010581%	12
05/12/25	0 0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030368%	4.010879%	13
04/11/25	0 0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030693%	4.011198%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																	Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30311336	09/01/23	29	6	0.00	0.00	0.00	23,494,623.70	06/21/23	7			11/12/25
3a	30311337	09/01/23	29	6	0.00	0.00	0.00	23,494,623.70	06/21/23	7			11/12/25
3b	30311338	09/01/23	29	6	0.00	0.00	0.00	6,505,376.30	06/21/23	7			11/12/25
3c	30311339	09/01/23	29	6	0.00	0.00	0.00	6,505,376.30	06/21/23	7			11/12/25
17	30311351	05/06/25	9	6	40,864.21	518,838.78	68,124.00	10,538,470.36	06/11/25	2
18	30311352	12/06/25	2	5	52,455.96	175,766.45	0.00	9,975,363.26	01/07/26	98
Totals					93,320.18	694,605.23	68,124.00	80,513,833.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		48,401,996	18,653,796	9,907,143		19,841,057
0 - 6 Months		325,012,791	254,680,265	10,332,526		60,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		46,451,265	46,451,265	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		35,215,865	35,215,865	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	455,081,917	355,001,192	0	9,907,143	10,332,526	79,841,057
Feb-26	460,489,813	380,200,564	0	9,932,557	10,356,692	60,000,000
Jan-26	505,874,325	435,497,561	0	0	10,376,764	60,000,000
Dec-25	549,567,319	479,170,562	0	0	10,396,757	60,000,000
Nov-25	550,294,552	479,876,542	0	0	10,418,010	60,000,000
Oct-25	564,974,967	480,544,480	0	0	10,437,838	73,992,649
Sep-25	565,697,161	481,245,579	0	0	10,458,932	73,992,649
Aug-25	566,379,739	481,908,492	0	10,478,597	0	73,992,649
Jul-25	567,059,806	482,568,973	0	0	10,498,184	73,992,649
Jun-25	567,774,576	483,262,882	0	10,519,045	0	73,992,649
May-25	568,449,511	494,456,862	0	0	0	73,992,649
Apr-25	569,159,332	495,166,683	0	0	0	73,992,649
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30311336	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
3a	30311337	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
3b	30311338	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
3c	30311339	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
11	30311348	19,841,057.17	19,841,057.17		--	569,146.24	0.38000	09/30/25	01/06/26	244
17	30311351	10,332,525.51	10,538,470.36		--	444,680.33	0.60000	09/30/25	07/06/26	244
18	30311352	9,907,142.81	9,975,363.26		--	447,023.54	0.60000	09/30/25	01/06/26	244
Totals		100,080,725.49	100,354,890.79	780,000,000.00		(44,133,479.13)

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30311336	MU	CA	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

3a	30311337	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

3b	30311338	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projec ted.

3c	30311339	Various	Various	06/21/23	7

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termina tion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projec ted.

11	30311348	LO	OH	10/23/25	7

3/6/2026 - Loan transferred to Special Servicing on 10/23/2025 due to Imminent Monetary Default (maturity on 01/06/2026). Borrower indicated its intension to transfer ownership of the property to lender. Borrower and Special Servicer executed

	a deed in lieu of foreclosure agreement in February 2026. The REO team will put together a business plan.

17	30311351	RT	NY	06/11/25	2

3/6/2026 - Loan transferred to Special servicer after non payment for 60 days. Lender has sent out the PNL and requested DD. Borrower executed PNL and has begun to provide DD. NOD has been sent out. Borrower indicated intent to

	cooperate in transitioning the properties to the Lender. Receivership proposals received, Special Servicer is preparing foreclosure.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
18	30311352	RT	HI	01/07/26	98
3/6/2026 - Loan transferred to Special Servicing due to maturity default. A Pre-Negotiation Letter has been executed and settlement discussions are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311334	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
12	30311344	0.00	4.52000%	0.00	4.52000%	10	02/06/26	02/06/26	02/12/26
14	30311350	0.00	4.29000%	0.00	4.29000%	10	10/06/25	10/06/25	11/11/25
14	30311350	0.00	4.29000%	0.00	4.29000%	10	12/05/25	12/05/25	12/10/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30311347 01/12/22	22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26	1.24%
15	30311333 11/13/25	13,992,648.95	0.00	5,302.11	9,588,980.31	5,302.11	(9,583,678.20)	23,576,327.15	0.00	0.00	23,576,327.15	149.76%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		76,619,718.29	0.00	26,006,981.74	13,324,241.64	26,006,981.74	12,682,740.10	23,936,978.19	0.00	49,538.78	23,887,439.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/25	727,233.53	0.00	0.00	0.00	0.00	727,233.53	0.00	0.00	1,414,999.84
		11/13/25	687,766.31	0.00	0.00	0.00	0.00	687,766.31	0.00	0.00
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30311347	07/12/23	0.00	0.00	311,112.26	0.00	0.00	(49,538.78)	0.00	0.00	311,112.26
		01/12/22	0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00
15	30311333	11/13/25	0.00	0.00	23,576,327.15	0.00	0.00	13,992,648.95	0.00	0.00	13,992,648.95
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			1,414,999.84	0.00	23,887,439.41	0.00	0.00	15,718,761.05	0.00	0.00	15,718,761.05

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	4,568.40	0.00	0.00	0.00	0.00	62,020.59	0.00	0.00	0.00	0.00
3a	0.00	0.00	4,568.40	0.00	0.00	0.00	0.00	62,020.59	0.00	0.00	0.00	0.00
3b	0.00	0.00	1,264.93	0.00	0.00	0.00	0.00	17,172.75	0.00	0.00	0.00	0.00
3c	0.00	0.00	1,264.93	0.00	0.00	0.00	0.00	17,172.75	0.00	0.00	0.00	0.00
11	0.00	0.00	3,866.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	2,013.80	0.00	0.00	20,610.45	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	1,931.33	0.00	0.00	9,048.28	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.55	0.00	0.00	0.00
Total	0.00	0.00	19,478.73	0.00	0.00	29,658.73	0.00	158,386.67	5.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		207,529.68

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26